Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Real Estate Income Fund
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-10491

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Real Estate Income Fund (the “Fund”) to be redeemed:

Taxable Auctioned Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #67071B207), Series T (CUSIP #67071B306), Series W (CUSIP #67071B405), Series TH (CUSIP #67071B603) and Series F (CUSIP #67071B504) (the “TAPS”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	September 22, 2009
T	September 23, 2009
W	September 17, 2009
TH	September 18, 2009
F	September 21, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The TAPS are to be redeemed pursuant to Section 3(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of Taxable Auctioned Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding TAPS set forth below:

Series	Number of Shares
M	135
T	134
W	134
TH	143
F	134

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 31st day of August, 2009.

NUVEEN REAL ESTATE INCOME FUND

By:	/s/Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary